Shareholder Report, Line Graph (Details) 194039_Innovator Premium Income 15 Buffer ETF - July_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - July
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Premium Income 15 Buffer ETF - July NAV
Accumulated Value	$ 10,216	$ 10,000	$ 10,833
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,493	10,000	$ 12,744
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,449	$ 10,000	$ 12,527